Offerings	Feb. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share (Common Stock) to be issued pursuant to future awards under the Amended and Restated 89bio, Inc. 2019 Equity Incentive Plan (the 2019 Plan)
Amount Registered | shares	4,793,977
Proposed Maximum Offering Price per Unit	10.64
Maximum Aggregate Offering Price	$ 51,007,915.28
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,809.31
Offering Note
(1)
In addition to the number of shares of the common stock, par value $0.001 per share (the “Common Stock”) of the Registrant stated above, pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of options and other rights to acquire Common Stock that may be granted pursuant to the 2019 Plan. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers any additional securities that may from time to time be offered or issued in respect of the securities registered by this registration statement to prevent dilution as a result of any stock dividend, stock split, recapitalization or other similar transaction, and any other securities with respect to which the outstanding shares are converted or exchanged. The “Proposed Maximum Offering Price Per Unit” and the “Maximum Aggregate Offering Price” are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of the Registrant’s Common Stock on The Nasdaq Global Market on February 24, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock to be issued pursuant to future awards under the 89bio, Inc. 2019 Employee Stock Purchase Plan (the ESPP)
Amount Registered | shares	1,198,494
Proposed Maximum Offering Price per Unit	9.04
Maximum Aggregate Offering Price	$ 10,834,385.76
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,658.74
Offering Note
(2)
In addition to the number of shares of the Common Stock of the Registrant stated above, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate number of options and other rights to acquire Common Stock that may be granted pursuant to the ESPP. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers any additional securities that may from time to time be offered or issued in respect of the securities registered by this registration statement to prevent dilution as a result of any stock dividend, stock split, recapitalization or other similar transaction, and any other securities with respect to which the outstanding shares are converted or exchanged. The “Proposed Maximum Offering Price Per Unit” and the “Maximum Aggregate Offering Price” are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based upon a 15% discount from the average of the high and low prices of the Registrant’s Common Stock on The Nasdaq Global Market on February 24, 2025, such discount representing the maximum permissible discount offered pursuant to such plan.